SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Exchange traded fund products and wealth management products
Assets and liabilities measured at fair value
Total gain recognized fair values	¥ 167
Recurring | Wealth Management Products
Assets and liabilities measured at fair value
Fair Value, asset and liability	300,167
Recurring | Level 2 | Wealth Management Products
Assets and liabilities measured at fair value
Fair Value, asset and liability	¥ 300,167